Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Muzinich Dynamic Income Fund | Muzinich Dynamic Income Fund, Supra Institutional Shares
Prospectus [Line Items]
Annual Return [Percent]	6.74%	4.28%	7.48%	(8.41%)	1.11%	6.30%	10.77%	0.22%	4.70%	6.34%
Muzinich Flexible U.S. High Yield Income Fund | Muzinich U.S. High Yield Credit Fund, Supra Institutional Shares
Prospectus [Line Items]
Annual Return [Percent]	8.27%	7.65%	9.98%	(11.61%)	4.43%	6.82%	13.71%	(2.59%)	6.30%
Muzinich Low Duration Fund | Muzinich Low Duration Fund, Supra Institutional Shares
Prospectus [Line Items]
Annual Return [Percent]	6.38%	6.30%	7.63%	(3.41%)	2.50%	2.64%	7.86%	0.79%	4.26%